Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of inventory classes	The classes of inventory as of December 31 are summarized as follows ($ in millions):

	2016	2015
Finished goods	$198.3	$184.1
Work in process	79.3	77.1
Raw materials	267.0	261.7

Total	$544.6	$522.9